Capital structure and financial items- Share capital Narrative (Details) kr / shares in Units, kr in Millions	Dec. 31, 2020 DKK (kr) vote kr / shares shares	Dec. 31, 2019 DKK (kr)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2017 DKK (kr)
Disclosure of classes of share capital [line items]
Equity	kr 63,325	kr 57,593	kr 51,839	kr 49,815
Share capital
Disclosure of classes of share capital [line items]
Equity	470	480	kr 490	500
A share capital | Share capital
Disclosure of classes of share capital [line items]
Equity	kr 107	107		107
Number of shares outstanding (in shares) | shares	537,000,000
Value of shares (DKK per share) | kr / shares	kr 0.20
Number of votes | vote	200
B share capital | Share capital
Disclosure of classes of share capital [line items]
Equity	kr 363	kr 373		kr 393
Number of shares outstanding (in shares) | shares	1,813,000,000
Value of shares (DKK per share) | kr / shares	kr 0.20
Number of votes | vote	20